Deposits (Tables)	12 Months Ended
Oct. 31, 2022
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Summary of Deposits and Components

$ millions, as at October 31	Payable on demand (3)	Payable after notice (4)	Payable on a fixed date (5)(6)	2022 Total	2021 Total

Personal	$16,104	$139,042	$76,949	$232,095	$213,932
Business and government (7)(8)	113,259	89,253	194,676	397,188	344,388
Bank	11,706	93	10,724	22,523	20,246
Secured borrowings (9)	–	–	45,766	45,766	42,592
	$141,069	$228,388	$328,115	$697,572	$621,158
Comprises:
Held at amortized cost				$670,770	$602,628
Designated at fair value				26,802	18,530
				$697,572	$621,158
Total deposits include : (10)
Non-interest-bearing deposits
Canada				$93,801	$93,850
U.S.				17,053	16,522
Other international				6,452	5,601
Interest-bearing deposits
Canada				447,409	406,642
U.S.				92,333	70,312
Other international				40,524	28,231
				$697,572	$621,158

(1)	Includes deposits of $243.3 billion (2021: $215.4 billion) denominated in U.S. dollars and deposits of $53.1 billion (2021: $37.1 billion) denominated in other foreign currencies.
(2)	Net of purchased notes of $3.0 billion (2021: $2.2 billion).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $55.1 billion (2021: $32.6 billion) of deposits which are subject to the bank recapitalization (bail-in) conversion regulations issued by the Department of Finance Canada. These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event
that CIBC is determined to be non-viable.

(7)	Includes nil (2021: $300 million) of Notes issued to CIBC Capital Trust. These Notes were redeemed on November 1, 2021. For additional information, see Note 1 6 .
(8)
Includes $10.6 billion (2021: $8.8 billion) of structured note liabilities that were sold upon issuance to third-party financial intermediaries, who may resell the notes to retail investors in foreign jurisdictions.

(9)	Comprises liabilities issued by or as a result of activities associated with the securitization of residential mortgages, Covered Bond Programme, and consolidated securitization vehicles.
(10)	Classification is based on geographical location of the CIBC office.